Investment Portfolioas of September 30, 2022 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 97.2%
Australia 8.1%
BHP Group Ltd.	108,423	2,700,387
BlueScope Steel Ltd.	81,689	798,491
Sonic Healthcare Ltd.	65,396	1,274,108
(Cost $5,466,188)		4,772,986
Austria 0.8%
OMV AG (Cost $748,619)	13,004	475,045
Belgium 2.4%
UCB SA (Cost $2,347,691)	20,290	1,404,903
Denmark 2.0%
AP Moller - Maersk AS "B" (Cost $1,040,381)	660	1,200,949
Finland 1.8%
Nokia Oyj (Cost $984,977)	245,228	1,052,019
France 11.3%
Arkema SA	3,559	258,790
BNP Paribas SA	49,932	2,099,184
Cie de Saint-Gobain	5,987	214,723
Cie Generale des Etablissements Michelin SCA	11,807	263,672
Credit Agricole SA	129,864	1,054,966
Kering SA	1,851	814,531
Societe Generale SA	36,943	731,169
Television Francaise 1	151,698	868,875
TotalEnergies SE (a)	7,003	328,615
(Cost $8,604,076)		6,634,525
Germany 3.5%
Bayer AG (Registered)	22,538	1,037,239
Brenntag SE	9,760	591,303
Infineon Technologies AG	20,800	453,761
(Cost $2,518,562)		2,082,303
Ireland 1.4%
CRH PLC	16,252	521,078
DCC PLC	5,243	272,707
(Cost $966,082)		793,785
Italy 1.4%
Intesa Sanpaolo SpA	167,229	276,459
UniCredit SpA	51,953	525,506
(Cost $1,036,965)		801,965

Japan 28.4%
ITOCHU Corp.	28,700	695,524
Kyocera Corp.	37,000	1,866,920
Mitsubishi UFJ Financial Group, Inc.	128,800	579,634
Mitsui & Co., Ltd.	12,400	264,911
Murata Manufacturing Co., Ltd.	11,800	541,158
Nintendo Co., Ltd.	41,000	1,663,571
Nitto Denko Corp.	10,200	552,757
Ono Pharmaceutical Co., Ltd.	62,200	1,449,509
Sekisui House Ltd.	101,200	1,658,989
Shin-Etsu Chemical Co., Ltd.	7,309	724,446
Sony Group Corp.	9,300	594,998
Sumitomo Metal Mining Co., Ltd.	6,900	198,088
Sumitomo Mitsui Financial Group, Inc.	110,156	3,055,604
Takeda Pharmaceutical Co., Ltd.	34,300	890,649
Tokyo Electron Ltd.	4,700	1,159,154
Toyota Industries Corp.	15,832	753,327
(Cost $20,472,589)		16,649,239
Luxembourg 0.6%
ArcelorMittal SA (Cost $535,858)	16,407	328,480
Netherlands 1.6%
Randstad NV (Cost $1,145,268)	21,738	942,787
Norway 2.1%
Equinor ASA (Cost $1,140,618)	37,167	1,220,311
Singapore 0.8%
Venture Corp., Ltd. (Cost $556,701)	43,200	491,772
Spain 2.5%
Banco Bilbao Vizcaya Argentaria SA	115,359	516,977
Banco Santander SA	396,220	921,000
(Cost $1,801,278)		1,437,977
Sweden 1.4%
Telefonaktiebolaget LM Ericsson "B" (Cost $1,394,822)	141,320	826,124
Switzerland 16.5%
Cie Financiere Richemont SA "A", (Registered)	10,300	967,780
Holcim AG	34,125	1,399,365
Kuehne & Nagel International AG (Registered)	2,651	538,177
Novartis AG (Registered)	36,616	2,783,287
Roche Holding AG (Genusschein)	9,709	3,161,494
STMicroelectronics NV	25,825	803,378
(Cost $11,617,443)		9,653,481
United Kingdom 10.6%
Anglo American PLC	8,079	243,197
Barratt Developments PLC	118,156	446,629
British American Tobacco PLC	48,114	1,726,797
Ferguson PLC	5,197	538,726
Imperial Brands PLC	63,738	1,316,308
Johnson Matthey PLC	6,790	137,153
Kingfisher PLC	200,514	487,543

Lloyds Banking Group PLC	573,379	261,577
Persimmon PLC	54,471	746,808
Taylor Wimpey PLC	298,892	291,657
(Cost $7,580,346)		6,196,395
Total Common Stocks (Cost $69,958,464)		56,965,046

Preferred Stocks 0.6%
Germany
Henkel AG & Co. KGaA (Cost $406,314)	6,486	383,074

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c) (Cost $336,341)	336,341	336,341

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.84% (b) (Cost $653,206)	653,206	653,206

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $71,354,325)	99.5	58,337,667
Other Assets and Liabilities, Net	0.5	292,728
Net Assets	100.0	58,630,395
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (b) (c)
3,317,912	—	2,981,571 (d)	—	—	19,358	—	336,341	336,341
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.84% (b)
615,058	5,853,281	5,815,133	—	—	3,442	—	653,206	653,206
3,932,970	5,853,281	8,796,704	—	—	22,800	—	989,547	989,547

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $325,284, which is 0.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

At September 30, 2022 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Health Care	12,001,189	21%
Financials	10,022,076	17%
Materials	7,862,232	14%
Information Technology	7,194,286	13%
Consumer Discretionary	6,272,607	11%
Industrials	6,013,134	10%
Consumer Staples	3,426,179	6%
Communication Services	2,532,446	4%
Energy	2,023,971	4%
Total	57,348,120	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,772,986	$—	$4,772,986
Austria	—	475,045	—	475,045
Belgium	—	1,404,903	—	1,404,903
Denmark	—	1,200,949	—	1,200,949
Finland	—	1,052,019	—	1,052,019
France	—	6,634,525	—	6,634,525
Germany	—	2,082,303	—	2,082,303
Ireland	—	793,785	—	793,785
Italy	—	801,965	—	801,965
Japan	—	16,649,239	—	16,649,239
Luxembourg	—	328,480	—	328,480
Netherlands	—	942,787	—	942,787
Norway	—	1,220,311	—	1,220,311
Singapore	—	491,772	—	491,772
Spain	—	1,437,977	—	1,437,977
Sweden	—	826,124	—	826,124
Switzerland	—	9,653,481	—	9,653,481
United Kingdom	—	6,196,395	—	6,196,395
Preferred Stocks	—	383,074	—	383,074
Short-Term Investments (a)	989,547	—	—	989,547
Total	$989,547	$57,348,120	$—	$58,337,667

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1cint-PH3
R-080548-1 (1/23)